Amended and Restated Condensed lnterim Consolidated Statements of Financial Position (Unaudited) - CAD ($)	Mar. 31, 2026	Dec. 31, 2025
Current assets
Cash	$ 1,933,539	$ 4,665,392
Trade and other receivables	4,211,999	3,798,016
tax credits receivable	53,029	49,200
Accrued revenues (Note 3)	2,605,273	2,724,647
Inventories (Note 4)	6,031,752	6,389,739
Prepaid expenses	80,479	59,348
Security deposits and deposits on purchase of goods	1,384,895	1,313,447
Loan receivable (Note 5)	77,347	77,347
Current assets	16,378,312	19,077,136
Non-current assets
Property, plant and equipment (Note 6)	3,713,165	3,059,201
Intangible assets (Note 7)	7,474,788	7,472,426
Right-of-use assets (Note 8)	342,142	389,407
Non-current assets	11,530,095	10,921,034
Total assets	27,908,407	29,998,169
Current liabilities
Trade and other payables	9,644,069	10,456,567
Customer advances (Note 9)	1,173,574	1,154,191
Loans payable (Note10)	70,408	7,297,100
Convertible debentures (Note 12A)	2,645,502	2,645,502
Convertible debentures and derivative liability (Note 12B)	2,689,643	2,432,637
Current portion of lease liabilities (Note 11)	41,983	92,580
Current liabilities	16,265,179	24,078,577
Non-current liabilities
Lease liabilities (Note 11)	322,690	323,206
Loans payable (Note 10)	8,130,123
Total liabilities	24,717,991	24,401,783
Shareholders' equity
Share capital (Note 13)	86,654,171	86,606,375
Warrants (Note 14)	6,470,739	6,465,936
Contributed surplus (Notes 15)	7,559,538	7,559,538
Foreign exchange in translation of foreign operations	(1,093,799)	(801,802)
Accumulated deficit	(96,400,235)	(94,233,661)
Total shareholders' equity	3,190,415	5,596,387
Total liabilities and shareholders' equity	$ 27,908,407	$ 29,998,169